Related-Party and Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Exempt Party-In-Interest Transactions	Related-Party and Exempt Party-In-Interest Transactions
At December 31, 2025 and 2024, the Plan held 5.4 million and 4.8 million shares, respectively, of common stock of MDU Resources Group, Inc., the Plan sponsor. These shares qualify as exempt party-in-interest transactions and are allowable under ERISA. The fair value of these shares totaled approximately $105.3 million and $87.2 million at December 31, 2025 and 2024, respectively. Shares of the plan sponsor were bought and sold in the open market at quoted fair value at the date of purchase and sale.

At December 31, 2024, the Plan held 1.1 million shares of common stock of Everus, which was spun off from the Company in
October 2024, with a fair value of $70.7 million. These shares qualified as exempt party-in-interest transactions and were allowable under ERISA. The shares were received as a dividend upon completion of the spinoff on October 31, 2024, and all subsequent sale transactions occurred in the open market at quoted fair value at the date of sale; however, the ability to repurchase any additional shares was not allowed. Participants were required to sell any common stock of Everus within one year following the spinoff date, with proceeds reinvested as directed by the participant, or if eligible, taken as an in-kind distribution. Any shares that were not sold by October 31, 2025, were aggregated and sold over one or more trading days, with participants receiving an average stock sale price and proceeds reinvested based on the participant's current investment allocation for deposits.
Principal Diversified Real Asset Fund is a mutual fund managed by Principal. Principal is the trustee and recordkeeper, as defined by the Plan, and therefore transactions for this fund qualify as exempt party-in interest transactions. Fees paid for investment management services, net of revenue-sharing adjustments for fee levelization, were included as a reduction of the return earned on the fund.
The Plan allows participants to borrow from their fund accounts and, therefore, these transactions qualify as exempt party-in-interest transactions, which are secured by the vested balances in the participants' accounts. Notes receivable from participants were approximately $8.0 million and $7.4 million as of December 31, 2025 and 2024, respectively.